SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENT.
SUBSEQUENT EVENT

17.          SUBSEQUENT EVENT

On January 1, 2022, the government forgave $1,334 in principle and $24 in interest of the original $1,585 PPP loan. The remaining principal and interest $227 will be repaid monthly until the maturity. Please refer to Note 7 for disclosure of short-term debt.

On January 1, 2022, Chime and Trucker Path granted 3,945,100 shares and 3,613,900 shares of stock options to their employees, respectively, and the Company granted 9,111,955 shares of restricted shares to its employees.

The Company has evaluated subsequent events through the issuance of the consolidated financial statements and no other subsequent event has been identified that would have required adjustment or disclosure in the consolidated financial statements.